Courtney R. Taylor Secretary Intermediate Bond Fund of America 333 South Hope Street Los Angeles, California 90071-1406 (213) 486-9200 Tel cry@capgroup.com

November 5, 2013

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Intermediate Bond Fund of America
File Nos. 033-19514 and 811-05446

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on October 31, 2013 of Registrant’s Post-Effective Amendment No. 40 under the Securities Act of 1933 and Amendment No. 41 under the Investment Company Act of 1940.

Sincerely,

/s/Courtney R. Taylor

Courtney R. Taylor

Secretary